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[THE_HARTFORD_LOGO]


                      ANNUAL PRODUCT INFORMATION NOTICE
                              DATED MAY 2, 2016
                                     FOR
          HARTFORD LIFE AND HARTFORD LIFE AND ANNUITY OMNISOURCE(R)
           GROUP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES

We no longer file fully updated prospectuses and statements of additional information ("SAI") in a Registration Statement with the Securities and Exchange Commission for the above products. However, in order to provide you with updated information that would have been included in the updated prospectuses and SAIs, we are providing you this Annual Product Information Notice. This Notice updates certain information in the prospectuses and SAIs dated May 1, 2007 for the variable life insurance products listed above. Please keep this Notice for future reference.


IMPORTANT FINANCIAL INFORMATION

We provide information about our financial strength in reports filed with the SEC and state insurance departments. For example, we file annual reports (Form 10-K), quarterly reports (Form 10-Q) and periodic reports (Form 8-K) with the SEC. Forms 10-K and 10-Q include information such as our financial statements, management discussion and analysis of the previous year of operations, risk factors, and other information. Form 8-K reports are used to communicate important developments that are not otherwise disclosed in the other forms described above.

We have included herein the financial statements for the Company and the Separate Account for the year ended December 31, 2015. The Company's ability to honor death benefit guarantees under the Contract is subject to our claims-paying capabilities and/or financial strength. The financial statements of the Company should not be considered as bearing on the investment performance of the Separate Account. The financial statements of the Separate Account present the investment performance of the Separate Account.

You should review the Company's financial statements and the Separate Account's financial statements that are included with this Notice. In addition, the Company's most recent financial statement information is available at www.hartfordinvestor.com or requests for copies can also be directed to Lombard International Administration Services Company, LLC, 1650 Market St., 54th Floor, Philadelphia, PA 19103.


1. FUND DATA

The following is a current list of the Investment Divisions and Portfolios included in this product:

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 Alger Large Cap Growth Investment Division                      Class I-2 of the Alger Large Cap Growth Portfolio of The Alger
                                                                 Portfolios

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 Alger Small Cap Growth Investment Division                      Class I-2 of the Alger Small Cap Growth Portfolio of The Alger
                                                                 Portfolios

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 American Funds Asset Allocation Investment Division             Class 2 of the Asset Allocation Fund(SM) of American Funds
                                                                 Insurance Series(R)

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 American Funds Global Growth Investment Division                Class 2 of the Global Growth Fund(SM) of American Funds
                                                                 Insurance Series(R)

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 American Funds Global Small Capitalization Investment Division  Class 2 of the Global Small Capitalization Fund(SM) of American
                                                                 Funds Insurance Series(R)

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 American Funds Growth Investment Division                       Class 2 of the Growth Fund(SM) of American Funds Insurance
                                                                 Series(R)

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 American Funds International Investment Division                Class 2 of the International Fund(SM) of American Funds Insurance
                                                                 Series(R)

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




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
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 Deutsche Equity 500 Index Investment Division                      VIP-A of the Deutsche Equity 500 Index of the Deutsche
                                                                    Investments VIT Funds

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 Deutsche Small Cap Index Investment Division                       Class VIP-A of the Deutsche Small Cap Index of the Deutsche
                                                                    Investments VIT Funds

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 Fidelity VIP Equity-Income Investment Division (Effective July 5,  Initial Class of the Equity-Income Portfolio of the Fidelity
 2000, closed to new and subsequent premium payments and            Variable Insurance Products
 transfer of Investment Value)

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 Fidelity VIP High Income Investment Division (Effective July 5,    Initial Class of the High Income Portfolio of the Fidelity
 2000, closed to new and subsequent premium payments and            Variable Insurance Products
 transfer of Investment Value)

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 Fidelity VIP Government Money Market Investment Division           Initial Class of the Government Money Market Portfolio of the
                                                                    Fidelity Variable Insurance Products

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 Franklin Rising Dividends VIP Investment Division (formerly        Class 2 of the Franklin Rising Dividends VIP Fund of the
 named "Franklin Rising Dividends Securities Investment             Franklin Templeton Variable Insurance Products Trust (formerly
 Division")                                                         named "Franklin Rising Dividends Securities Fund")

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 Franklin Small Cap Value VIP Investment Division (formerly         Class 2 of the Franklin Small Cap Value VIP Fund of the Franklin
 named "Franklin Small Cap Value Securities Investment              Templeton Variable Insurance Products Trust (formerly named
 Division")                                                         "Franklin Small Cap Value Securities Fund")

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 Franklin Small-Mid Cap Growth VIP Investment Division              Class 2 of the Franklin Small-Mid Cap Growth VIP Fund of the
 (formerly named "Franklin Small-Mid Cap Growth Securities          Franklin Templeton Variable Insurance Products Trust (formerly
 Investment Division")                                              named "Franklin Small-Mid Cap Growth Securities Fund")

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 Franklin Strategic Income VIP Investment Division (formerly        Class 1 of the Franklin Strategic Income VIP Fund of the
 "Franklin Strategic Income Securities Investment Division")        Franklin Templeton Variable Insurance Products Trust (formerly named "Franklin Strategic Income Securities Fund")

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 Franklin Mutual Shares VIP Investment Division (formerly named     Class 2 of the Franklin Mutual Shares VIP Fund of the Franklin
 "Mutual Shares Securities Investment Division")                    Templeton Variable Insurance Products Trust (formerly named
                                                                    "Mutual Shares Securities Fund")

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 Templeton Foreign VIP Investment Division (formerly named          Class 2 of the Templeton Foreign VIP Fund of the Franklin
 "Templeton Foreign Securities Investment Division")                Templeton Variable Insurance Products Trust (formerly
                                                                    "Templeton Foreign Securities Fund")

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 Templeton Growth VIP Investment Division (formerly named           Class 2 of the Templeton Growth VIP Fund of the Franklin
 "Templeton Growth Securities Investment Division")                 Templeton Variable Insurance Products Trust (formerly named
                                                                    "Templeton Growth Securities Fund")

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 Hartford Balanced HLS Investment Division                          Class IA of Hartford Balanced HLS Fund

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 Hartford Capital Appreciation Investment Division                  Class IA of Hartford Capital Appreciation HLS Fund

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 Hartford Ultrashort Bond Investment Division (formerly named       Class IA of Hartford Ultrashort Bond HLS Fund (formerly named
 "Hartford Money Market Investment Division")                       "Hartford Money Market HLS Fund")

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 Hartford Stock Investment Division                                 Class IA of Hartford Stock HLS Fund

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 Hartford Total Return Bond Investment Division                     Class IA of Hartford Total Return Bond HLS Fund

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 Hartford Value Investment Division                                 Class IA of Hartford Value HLS Fund

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 Invesco V.I. Global Core Equity Investment Division (Effective     Series I of the Invesco V.I. Global Core Equity Fund
 July 5, 2000, closed to new and subsequent premium payments and transfer of Investment Value)

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 Invesco V.I. High Yield Investment Division                        Series I of the Invesco V.I. High Yield Fund

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






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
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 Janus Aspen Balanced Investment Division                       Service Shares of the Balanced Portfolio of the Janus Aspen
                                                                Series

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 Janus Aspen Enterprise Investment Division                     Service Shares of the Enterprise Portfolio of the Janus Aspen
                                                                Series

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 Janus Aspen Flexible Bond Investment Division                  Service Shares of the Flexible Bond Portfolio of the Janus Aspen
                                                                Series

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 Janus Aspen Global Research Investment Division                Service Shares of the Global Research Portfolio of the Janus
                                                                Aspen Series

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 Janus Aspen Overseas Investment Division (Effective            Service Shares of the Overseas Portfolio of the Janus Aspen
 September 1, 2005, closed to new and subsequent premium        Series
 payments and transfer of Investment Value)

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 JPMorgan Insurance Trust Core Bond Investment Division         Class 1 Shares of the Core Bond Portfolio of the JPMorgan
                                                                Insurance Trust

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 JPMorgan Insurance Trust Small Cap Core Investment Division    Class 1 Shares of the Small Cap Core Portfolio of the JPMorgan
                                                                Insurance Trust

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 JPMorgan Insurance Trust U.S. Equity Investment Division       Class 1 Shares of the U.S. Equity Portfolio of the JPMorgan
                                                                Insurance Trust

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 MFS(R) Growth Investment Division                              Initial Class of the MFS(R) Growth Series of the MFS(R) Variable
                                                                Insurance Trust

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 MFS(R) High Yield Investment Division (formerly named "MFS(R)  Initial Class of the MFS(R) High Yield Portfolio of the MFS(R)
 High Income Investment Division")                              Variable Insurance Trust II (formerly named "MFS High Income
                                                                Series")

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 MFS(R) Investors Trust Investment Division                     Initial Class of the MFS(R) Investors Trust Series of the MFS(R)
                                                                Variable Insurance Trust

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 MFS(R) New Discovery Investment Division                       Initial Class of the MFS(R) New Discovery Series of the MFS(R)
                                                                Variable Insurance Trust

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 Morgan Stanley UIF Core Plus Fixed Income Investment Division  Class I of the Core Plus Fixed Income Portfolio of The Universal
                                                                Institutional Funds, Inc.

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 Morgan Stanley UIF Emerging Markets Equity Investment          Class I of the Emerging Markets Equity Portfolio of The
 Division                                                       Universal Institutional Funds, Inc.

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 Morgan Stanley UIF Mid Cap Growth Investment Division          Class 1 of the Mid Cap Growth Portfolio of The Universal
                                                                Institutional Funds, Inc.

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 Neuberger Berman AMT Mid Cap Growth Investment Division        I Class Shares of the Mid Cap Growth Portfolio of the
 (Effective July 5, 2000, closed to new and subsequent premium  Neuberger Berman Advisers Management Trust (formerly
 payments and transfer of Investment Value)                     named Neuberger Berman AMT Balanced Portfolio)

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 Neuberger Berman AMT Large Cap Value Investment Division       I Class Shares of the Large Cap Value Portfolio of Neuberger
 (Effective July 5, 2000, closed to new and subsequent premium  Berman Advisers Management Trust payments and transfer of Investment Value)

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

The following amends the "Annual Fund Operating Expenses" section of the FEE TABLES portion of your prospectus:

Each Investment Division purchases shares of the corresponding underlying Fund at net asset value. The net asset value of an underlying fund reflects the investment advisory fees and other expenses of the underlying Fund that are described in each underlying Fund's prospectus.






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The following table shows the minimum and maximum total operating expenses charged by the underlying Funds expressed as a percentage of average daily net assets, for the year ended December 31, 2015:

                                                                                                               MINIMUM     MAXIMUM
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
TOTAL ANNUAL FUND OPERATING EXPENSES
(Expenses that are deducted from Underlying Fund assets,
including management fees, distribution
and/or service fees, (12b-1) fees and other expenses)                                                          0.00%       1.35%
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

Refer to the attached updated underlying Fund prospectuses for updated information about the underlying Funds, including Fund fees, charges and investment objectives.


2. FEES WE RECEIVE FROM FUNDS AND RELATED PARTIES

The following updates "The Funds" section of the ABOUT US portion of your prospectus:

For the fiscal year ended December 31, 2015, revenue sharing (administrative service payments and/or Rule 12b-1 fees received from Fund complexes (or affiliated entities)), did not exceed: $640,953.26 (excluding indirect benefits received by offering HLS Funds as investment options).


3. LEGAL MATTERS

The following amends the LEGAL MATTERS section of your prospectus:

There continues to be significant federal and state regulatory activity relating to financial services companies. Like other insurance companies, we are involved in lawsuits, arbitrations, and regulatory/legal proceedings. Certain of the lawsuits and legal actions the Company is involved in assert claims for substantial amounts. While it is not possible to predict with certainty the ultimate outcome of any pending or future case, legal proceeding or regulatory action, we do not expect the ultimate result of any of these actions to result in a material adverse effect on the Company or its Separate Accounts. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's results of operations or cash flows in particular quarterly or annual periods.


4. PREMIUMS

You may send premium payments to us by means of the following methods:

          By Mail


          Make your check payable to: THE HARTFORD

          Note your Policy/Certificate number on the check and cover letter.

          Mail your check to:

          Attn: Document Controls Services
          The Hartford-(Private Placement Life Insurance)
          1 Griffin Road North
          Windsor, CT 06095-1512

          By Wire


          You may also arrange to pay your premium by wire by calling Lombard International Administration Services Company, LLC* at
          1-800-854-3384.

          * Lombard International Administration Services Company, LLC ("LIASC") is the Third Party Administrator ("TPA") for certain insurance policies issued by Hartford Life Insurance Company and Hartford Life and Annuity Insurance Company ("The Hartford") pursuant to an Administrative Services Agreement. The Hartford and Lombard International Distribution Company are not affiliated.



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ADDITIONAL INFORMATION AND CONTACTING THE HARTFORD

In addition to this Notice, you will continue to receive The Hartford Company and separate account financial statements and the updated underlying fund prospectuses. You will also receive each underlying fund's annual and semi-annual reports as well as policyholder reports. If you have consented to electronic delivery of the prospectus information, you may find it on the Advantage.HartfordLifePrivatePlacement.com website; otherwise, for policy information, please contact our customer service representatives at Lombard International Administration Services Company, LLC via telephone at 1-800-854-3384 or via mail at Lombard International Administration Services Company, LLC, 1650 Market St., 54th Floor, Philadelphia, PA 19103.




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